Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.20%
Communication services: 3.63%
Interactive media & services: 3.63%
Alphabet, Inc. Class C	48,687	$8,430,154
Consumer discretionary: 5.57%
Automobiles: 2.87%
General Motors Co.	150,524	6,671,223
Household durables: 1.74%
D.R. Horton, Inc.	22,546	4,056,702
Textiles, apparel & luxury goods: 0.96%
NIKE, Inc. Class B	29,716	2,224,540
Consumer staples: 8.48%
Beverages: 2.06%
Keurig Dr Pepper, Inc.	139,673	4,787,990
Consumer staples distribution & retail : 2.11%
Walmart, Inc.	71,296	4,893,758
Food products: 1.49%
Mondelez International, Inc. Class A	50,618	3,459,740
Personal care products: 2.82%
Unilever PLC ADR	106,687	6,550,582
Energy: 7.00%
Oil, gas & consumable fuels: 7.00%
ConocoPhillips	49,041	5,453,359
EOG Resources, Inc.	32,758	4,153,715
Exxon Mobil Corp.	56,056	6,647,681
		16,254,755
Financials: 23.19%
Banks: 9.41%
Bank of America Corp.	152,710	6,155,740
Citigroup, Inc.	124,544	8,080,415
JPMorgan Chase & Co.	35,786	7,615,261
		21,851,416
Capital markets: 3.55%
Intercontinental Exchange, Inc.	54,508	8,261,232
Financial services: 7.78%
Berkshire Hathaway, Inc. Class B†	21,056	9,233,056
Fiserv, Inc.†	36,631	5,991,733
Visa, Inc. Class A	10,721	2,848,248
		18,073,037
See accompanying notes to portfolio of investments
Allspring Large Cap Value Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Insurance: 2.45%
American International Group, Inc.	71,788	$5,687,763
Health care: 13.26%
Biotechnology: 1.76%
Vertex Pharmaceuticals, Inc.†	8,237	4,083,246
Health care equipment & supplies: 2.98%
Globus Medical, Inc. Class A†	19,400	1,396,024
Medtronic PLC	69,026	5,544,168
		6,940,192
Health care providers & services: 6.45%
Cigna Group	18,411	6,419,364
Humana, Inc.	10,143	3,667,810
Labcorp Holdings, Inc.	22,714	4,893,504
		14,980,678
Pharmaceuticals: 2.07%
Merck & Co., Inc.	42,524	4,810,740
Industrials: 15.55%
Aerospace & defense: 4.40%
L3Harris Technologies, Inc.	20,415	4,631,960
RTX Corp.	47,637	5,596,871
		10,228,831
Commercial services & supplies: 1.09%
Waste Management, Inc.	12,445	2,522,104
Ground transportation: 3.52%
Canadian Pacific Kansas City Ltd.	97,448	8,168,091
Industrial conglomerates: 2.18%
3M Co.	11,088	1,414,274
Honeywell International, Inc.	17,765	3,637,384
		5,051,658
Machinery: 0.88%
Caterpillar, Inc.	5,931	2,053,312
Trading companies & distributors: 3.48%
AerCap Holdings NV	86,114	8,090,410
Information technology: 8.37%
IT services: 4.20%
Accenture PLC Class A	15,563	5,145,439
International Business Machines Corp.	23,980	4,607,517
		9,752,956
Semiconductors & semiconductor equipment: 1.84%
NXP Semiconductors NV	16,217	4,267,666
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Value Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Software: 2.33%
Cadence Design Systems, Inc.†	7,772	$2,080,254
Microsoft Corp.	7,970	3,334,249
		5,414,503
Materials: 4.71%
Chemicals: 3.54%
CF Industries Holdings, Inc.	56,293	4,300,222
Sherwin-Williams Co.	11,187	3,924,400
		8,224,622
Construction materials: 1.17%
Vulcan Materials Co.	9,884	2,713,257
Real estate: 6.30%
Office REITs : 0.98%
BXP, Inc.	32,007	2,282,419
Real estate management & development: 3.56%
CBRE Group, Inc. Class A†	73,254	8,256,459
Specialized REITs : 1.76%
Public Storage	13,834	4,093,757
Utilities: 3.14%
Electric utilities: 3.14%
NextEra Energy, Inc.	95,640	7,305,939
Total common stocks (Cost $193,311,430)		230,443,732

		Yield
Short-term investments: 0.70%
Investment companies: 0.70%
Allspring Government Money Market Fund Select Class♠∞		5.25%	1,617,017	1,617,017
Total short-term investments (Cost $1,617,017)				1,617,017
Total investments in securities (Cost $194,928,447)	99.90%			232,060,749
Other assets and liabilities, net	0.10			239,575
Total net assets	100.00%			$232,300,324

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Value Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,084,378	$13,205,476	$(15,672,837)	$0	$0	$1,617,017	1,617,017	$33,955
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Value Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,430,154	$0	$0	$8,430,154
Consumer discretionary	12,952,465	0	0	12,952,465
Consumer staples	19,692,070	0	0	19,692,070
Energy	16,254,755	0	0	16,254,755
Financials	53,873,448	0	0	53,873,448
Health care	30,814,856	0	0	30,814,856
Industrials	36,114,406	0	0	36,114,406
Information technology	19,435,125	0	0	19,435,125
Materials	10,937,879	0	0	10,937,879
Real estate	14,632,635	0	0	14,632,635
Utilities	7,305,939	0	0	7,305,939
Short-term investments
Investment companies	1,617,017	0	0	1,617,017
Total assets	$232,060,749	$0	$0	$232,060,749
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Large Cap Value Portfolio | 5